Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Balance, December 31, 2011	$ 32,641
Additions	4,526
Amortization	(4,462)
Write-off	(545)
Balance, June 30, 2012	32,160
Financing Costs [Member]
Balance, December 31, 2011	11,923
Additions	457
Amortization	(526)
Write-off	(14)
Balance, June 30, 2012	11,840
Dry-docking and Special Survey Costs [Member]
Balance, December 31, 2011	20,718
Additions	4,069
Amortization	(3,936)
Write-off	(531)
Balance, June 30, 2012	$ 20,320